Mineral exploration and project evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Mineral exploration	$ (48,855)	$ (57,988)	$ (61,925)
Project evaluation	(19,121)	(41,624)	(36,876)
Mineral exploration and Project development	$ (67,976)	$ (99,612)	$ (98,801)